Loans and Allowance for Credit Losses - Summary of Transactions in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	$ 39,813	$ 39,632	$ 38,539
Provision for credit losses - loans	6,300	8,656	1,143
Charge-offs	(2,358)	(1,557)	(1,048)
Recoveries	1,093	646	998
Balance	44,848	39,813	39,632
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			39,632
Financing receivable, before allowance for credit loss, fee and loan in process	3,608,601	3,167,762	2,495,938
Loans	4,838	638	665
Ending balance collectively evaluated for impairment			2,495,273
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		(7,564)
Balance			(7,564)
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	7,310	9,242	8,203
Provision for credit losses - loans	1,435	1,353	971
Charge-offs	0	(8)	0
Recoveries	20	116	68
Balance	8,765	7,310	9,242
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			9,242
Financing receivable, before allowance for credit loss, fee and loan in process	959,218	854,970	689,579
Loans	1,949	130	134
Ending balance collectively evaluated for impairment			689,445
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		(3,393)
Balance			(3,393)
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	15,299	16,846	18,343
Provision for credit losses - loans	2,123	1,886	(1,497)
Charge-offs	0	0	0
Recoveries	0	0	0
Balance	17,422	15,299	16,846
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			16,846
Financing receivable, before allowance for credit loss, fee and loan in process	1,313,284	1,064,297	908,673
Loans	2,889	508	531
Ending balance collectively evaluated for impairment			908,142
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		(3,433)
Balance			(3,433)
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	13,305	9,757	8,090
Provision for credit losses - loans	702	3,795	1,296
Charge-offs	0	(1)	(23)
Recoveries	20	20	394
Balance	14,027	13,305	9,757
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			9,757
Financing receivable, before allowance for credit loss, fee and loan in process	901,336	879,528	612,659
Loans	0	0	0
Ending balance collectively evaluated for impairment			612,659
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		(266)
Balance			(266)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	1,170	1,098	997
Provision for credit losses - loans	639	396	101
Charge-offs	0	0	0
Recoveries	0	0	0
Balance	1,809	1,170	1,098
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			1,098
Financing receivable, before allowance for credit loss, fee and loan in process	202,731	151,032	92,229
Loans	0	0	0
Ending balance collectively evaluated for impairment			92,229
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		(324)
Balance			(324)
Commercial, Industrial and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	1,437	1,329	1,391
Provision for credit losses - loans	125	(117)	(35)
Charge-offs	(30)	(21)	(33)
Recoveries	1	27	6
Balance	1,533	1,437	1,329
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			1,329
Financing receivable, before allowance for credit loss, fee and loan in process	127,659	124,603	118,155
Loans	0	0	0
Ending balance collectively evaluated for impairment			118,155
Commercial, Industrial and Agricultural [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		219
Balance			219
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance	1,292	1,360	1,515
Provision for credit losses - loans	1,276	1,343	307
Charge-offs	(2,328)	(1,527)	(992)
Recoveries	1,052	483	530
Balance	1,292	1,292	1,360
Ending balance individually evaluated for impairment			0
Ending balance collectively evaluated for impairment			1,360
Financing receivable, before allowance for credit loss, fee and loan in process	104,373	93,332	74,643
Loans	$ 0	0	0
Ending balance collectively evaluated for impairment			74,643
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance		$ (367)
Balance			$ (367)